ACQUISITIONS - Disposition of royalty portfolio (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Dec. 19, 2019	Dec. 31, 2019	Dec. 31, 2018
Acquisitions and Dispositions
Gain (loss) on disposals		$ 70.4	$ (0.8)
Maverix
Acquisitions and Dispositions
Total consideration	$ 73.9
Total consideration in cash	$ 25.0
Total consideration in shares	11.2
Consideration shares (percent of outstanding counterparty shares)	9.40%
Gain (loss) on disposals	$ 72.7